Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of income tax expense (benefit) recognized in profit or loss
(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2017, 2018 and 2019 consists of the following:

	Year ended December 31,
	2017	2018	2019
	(in thousands)

Current tax expense
Current period	$6,852	5,878	1,461
Adjustment for prior periods	(686)	(172)	(126)
	6,166	5,706	1,335

Deferred tax expense
Origination and reversal of temporary differences	(955)	1,012	247
Investment tax credits and operating loss carryforward	(657)	(4,525)	(1,166)
Effect of tax rate changes	-	(1,199)	-
	(1,612)	(4,712)	(919)
Total income tax expense	$4,554	994	416

Schedule of income taxes expense (benefit) recognized directly in other comprehensive income
(a)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2017, 2018 and 2019 consist of the following:

	Year ended December 31,
	2017	2018	2019
	(in thousands)

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$(15)	169	25

Schedule of reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate, compared with the actual income tax expense as reported in the consolidated statements of profit or loss
(a)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 17% in 2017 and 20% in 2018 and 2019, compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	Years ended December 31,
	2017		2018		2019
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit (loss) before income taxes		$30,092		$7,020		$(15,768)
Income tax expense calculated at the statutory rate	17.0%	5,116	20.0%	1,404	20.0%	(3,154)
Tax on undistributed earnings	(3.9)%	(1,181)	(10.8)%	(755)	8.0%	(1,261)
Tax-exempt income	(1.8)%	(548)	(16.2)%	(1,135)	-	-
Tax benefit resulting from setting aside legal reserve from prior year’s income	(2.3)%	(686)	(0.8)%	(56)	0.3%	(51)
Tax benefit resulting from offsetting prior year’s undistributed earning tax with current year’s loss	-	-	-	-	2.8%	(443)
Increase in tax credits	(13.1)%	(3,926)	(75.6)%	(5,306)	17.1%	(2,698)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards and investment tax credits	19.3%	5,815	100.2%	7,034	(40.9)%	6,455
Net of non-taxable income and non-deductible expense	0.4%	115	(2.1)%	(151)	(2.2)%	343
Capital gain tax	7.7%	2,304	(1.6)%	(116)	-	-
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(1.0)%	(298)	6.3%	440	(1.2)%	194
Foreign tax rate differential	(9.9)%	(2,988)	12.1%	850	(3.5)%	548
Variance from audits, amendments and examinations of prior years’ income tax filings	1.5%	456	(0.8)%	(58)	(2.3)%	368
Effect of tax rate changes	-	-	(17.1)%	(1,199)	-	-
Others	1.2%	375	0.6%	42	(0.7)%	115
Income tax expense		$4,554		$994		$416
Effective tax rate	15.1%		14.2%		(2.6)%

Schedule of components of deferred tax assets and deferred tax liabilities
(a)	As of December 31, 2018 and 2019, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2018	2019
	(in thousands)
Deferred tax assets:
Inventory	$5,996	5,089
Tax credit carryforwards	3,567	5,645
Operating loss carryforward-statutory tax	2,166	1,254
Accrued compensated absences	553	588
Allowance for sales discounts	685	576
Depreciation	481	521
Unrealized foreign exchange loss	8	102
Others	448	658
	$13,904	14,433

Deferred tax liabilities:
Acquired intangible assets	$(1,645)	(1,255)
Remeasurement of defined benefit plans	(114)	(139)
	$(1,759)	(1,394)

Schedule of changes in deferred tax assets and liabilities
(a)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2018	loss	income	31, 2018	loss	income	31, 2019
	(in thousands)
Inventory	$4,581	1,415	-	5,996	(907)	-	5,089
Tax credit carryforwards	618	2,949	-	3,567	2,078	-	5,645
Operating loss carryforward	590	1,576	-	2,166	(912)	-	1,254
Accrued compensated absences	446	107	-	553	35	-	588
Allowance for sales discounts	575	110	-	685	(109)	-	576
Depreciation	367	114	-	481	40	-	521
Unrealized foreign exchange loss (gain)	(25)	33	-	8	94	-	102
Remeasurement of defined benefit plans	138	(83)	(169)	(114)	-	(25)	(139)
Acquired intangible assets	(86)	(1,559)	-	(1,645)	390	-	(1,255)
Others	398	50	-	448	210	-	658
Total	$7,602	4,712	(169)	12,145	919	(25)	13,039

Schedule of unrecognized deferred tax assets
(a)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2018	2019
	(in thousands)
Unused tax credits	$1,934	1,560
Unused operating loss carryforwards-statutory tax	222,240	224,566
Unused operating loss carryforwards-undistributed earnings tax	198,639	229,177
Others	21,665	27,333
	$444,478	482,636

Schedule of unrecognized deferred tax assets of unused operating loss carry forwards

As of December 31, 2019, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year
	(in thousands)
Taiwan operations	$90,601	$18,120	2020~2024
	108,690	21,738	2025~2029
Hong Kong operations	1,820	150	Indefinitely
US operations	11,789	3,078	2024~2039
Israel operations	11,666	2,683	Indefinitely
		$45,769